June 30, 2011

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Investment Trust (the “Registrant”)
Post-Effective Amendment No. 1 (1933 Act File No. 333-173704) (the “Amendment”)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance National Limited Maturity Municipal Income Fund (the “National Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 485(b) thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 previously filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2011 (Accession No. 0000940394-11-000444) (the “Registration Statement”).

     The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant. The Amendment is being made to make certain non-material changes and other conforming updates to the Registration Statement. The Amendment has been marked to show the changes to the Registration Statement.

     The Amendment incorporates responses to comments made by Valerie Lithotomos with the SEC to Timothy Walsh on May 25, 2011 with respect to the Registrant’s Registration Statement on Form N-14 previously filed with the SEC on April 25, 2011. The comments and the responses thereto are as follows:

1.	Comment: Include a form-of tax opinion with the Post Effective Amendment filing.

Response: The form-of tax opinion is attached as an exhibit to this Amendment as requested.

2.	Comment: Include a representation that the shareholders of the Acquired Fund will not pay an increased Rule 12b-1 fee.

Response: The Acquired Fund and the Acquiring Fund are subject to the same Distribution Agreement and Plans. The distribution and service fees and sales charges associated with the classes of National Fund are identical to their corresponding classes of the Registrant.

     The Amendment is filed pursuant to Rule 485(b) and will be effective June 30, 2011. As internal counsel of the Registrant, I have reviewed the Amendment to the Registration Statement being transmitted electronically concurrently herewith. It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b). We have attached the requested Tandy Letter as Exhibit A.

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours, /s/ Timothy P. Walsh Timothy P. Walsh, Esq. Vice President

Exhibit A

June 30, 2011

VIA EDGAR

Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Eaton Vance Investment Trust (File No.333-173704)

Dear Ladies and Gentleman:

Eaton Vance Investment Trust (the “Registrant”) is responsible for the adequacy and accuracy of the disclosure in the respective filing. Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the U.S. Securities and Exchange Commission (“SEC”) from taking any action with respect to the filings. Lastly, the Registrant acknowledges that they may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Please direct any questions or additional comments you may have concerning this letter to the undersigned at (617) 672-8520.

/s/ Timothy P. Walsh
Timothy P. Walsh
Vice President
Eaton Vance Management

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